Analysis of performance by segment - Performance measure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of operating segments
Unamortised interest-related realised gains and losses related to previously sold bonds	$ 916	$ 776	$ 924
Equity-type securities
Financial investments	404,096
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 3,473	$ 2,733	$ 2,380
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)		5.30%	4.30%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)		17.60%	17.20%
Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.50%	6.70%	6.10%
Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	6.70%	7.20%	6.50%
Jackson (US insurance operations) | Non-linked shareholder-backed | Other equity-type securities such as investments in limited partnerships and private equity funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	7.50%	8.70%	8.10%
Jackson (US insurance operations) | Non-linked shareholder-backed | Other equity-type securities such as investments in limited partnerships and private equity funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	8.70%	9.20%	8.50%
Operations within segments | Asia insurance operations
Equity-type securities
Financial investments	$ 131,191
Operations within segments | Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.00%
Operations within segments | Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	17.60%
Operations within segments | Jackson (US insurance operations)
Equity-type securities
Financial investments	$ 271,176
Operations within segments | Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 1,481	$ 1,731	$ 1,280